UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2024
Vanguard International Value Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
International Value Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,152.90	$2.03
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.97	1.91
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

International Value Fund
Fund Allocation
As of April 30, 2024

United Kingdom	15.7%
Japan	11.9
Germany	7.9
France	7.9
China	6.6
Switzerland	5.3
Hong Kong	4.3
Brazil	4.2
Ireland	4.1
Netherlands	3.8
India	3.2
Canada	3.2
South Korea	2.6
Taiwan	2.1
Singapore	1.8
Indonesia	1.6
United States	1.5
Denmark	1.5
Finland	1.3
Spain	1.3
Italy	1.2
Australia	1.1
Sweden	1.0
Other	4.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (92.9%)
Australia (1.1%)
	South32 Ltd.	28,723,110	65,531
	National Australia Bank Ltd.	2,014,460	43,669
	QBE Insurance Group Ltd.	2,823,596	32,299
			141,499
Belgium (0.5%)
	KBC Group NV	973,632	72,325
Brazil (2.3%)
	Banco Bradesco SA ADR	35,183,274	94,995
	Lojas Renner SA	29,929,700	88,361
	Ambev SA ADR	22,901,000	53,130
	Banco do Brasil SA	6,267,600	33,096
	JBS SA	3,454,000	15,592
	Odontoprev SA	5,724,100	13,173
	Petroleo Brasileiro SA ADR	757,150	12,849
			311,196
Canada (3.0%)
	Suncor Energy Inc.	3,096,450	118,154
	Nutrien Ltd.	1,853,160	97,716
	Great-West Lifeco Inc.	1,676,471	49,576
	Stella-Jones Inc.	618,600	35,939
	North West Co. Inc.	1,166,811	33,072
	Saputo Inc.	1,654,649	31,816
	Toronto-Dominion Bank	521,200	30,918
	Alimentation Couche-Tard Inc.	163,000	9,034
*	CAE Inc.	90,800	1,752
			407,977
China (6.4%)
	Tencent Holdings Ltd.	6,397,300	280,733
	Alibaba Group Holding Ltd.	20,266,800	189,759
	Sungrow Power Supply Co. Ltd. Class A	4,485,953	63,706
	ENN Energy Holdings Ltd.	6,905,300	58,836
		Shares	Market Value• ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	12,665,500	57,401
	Alibaba Group Holding Ltd. ADR	596,416	44,642
	China Overseas Land & Investment Ltd.	20,748,633	38,154
	Li Ning Co. Ltd.	11,467,500	30,020
*	Trip.com Group Ltd. ADR	603,258	29,113
	Autohome Inc. ADR	1,017,114	26,140
	Gree Electric Appliances Inc. of Zhuhai Class A	3,871,653	22,461
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	23,128,000	15,684
			856,649
Denmark (1.5%)
	Novo Nordisk A/S Class B	1,091,379	139,961
	Carlsberg A/S Class B	411,477	55,349
			195,310
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	24,883,498	36,895
Finland (1.2%)
	Nokia OYJ	20,115,499	73,127
	Sampo OYJ Class A	1,437,160	58,325
	Nokian Renkaat OYJ	3,679,749	32,083
			163,535
France (7.5%)
	Airbus SE	920,230	151,431
	Air Liquide SA	657,797	128,651
	Bureau Veritas SA	3,158,611	92,123
*	Engie SA	4,774,930	82,896
	Accor SA	1,633,993	71,611
	Thales SA	401,014	67,397
	Capgemini SE	320,177	67,295
	TotalEnergies SE	892,376	64,785
	Pernod Ricard SA	364,325	55,101
	Kering SA	142,136	49,814
4

International Value Fund
		Shares	Market Value• ($000)
	STMicroelectronics NV	1,067,637	42,304
	ArcelorMittal SA	1,533,945	38,322
	Societe Generale SA	1,310,528	35,312
	Bouygues SA	952,603	35,109
*	Teleperformance SE	340,043	30,803
			1,012,954
Germany (6.1%)
	SAP SE	764,341	138,015
	BASF SE	2,497,104	130,840
	Fresenius Medical Care AG	1,871,370	78,790
[1]	Siemens Healthineers AG	1,157,626	64,199
	Continental AG	877,636	56,881
	Merck KGaA	355,733	56,526
	MTU Aero Engines AG	220,853	53,207
	Bayerische Motoren Werke AG	460,430	50,163
	Henkel AG & Co. KGaA	693,440	49,864
*,1	Covestro AG	961,698	48,166
	Siemens AG (Registered)	222,943	41,765
	Fresenius SE & Co. KGaA	1,071,944	31,987
	FUCHS SE	606,100	22,157
			822,560
Greece (0.4%)
*	Piraeus Financial Holdings SA	13,235,892	53,022
Hong Kong (4.1%)
	AIA Group Ltd.	18,067,600	132,333
*	Sands China Ltd.	44,212,800	104,282
	Techtronic Industries Co. Ltd.	7,149,000	98,794
	Xinyi Glass Holdings Ltd.	39,694,557	42,418
	Jardine Matheson Holdings Ltd.	1,050,500	40,202
*	Melco Resorts & Entertainment Ltd. ADR	6,007,896	39,292
	Galaxy Entertainment Group Ltd.	7,365,000	33,046
	Sun Hung Kai Properties Ltd.	2,353,500	21,711
[1]	ESR Group Ltd.	17,798,800	19,505
	CK Asset Holdings Ltd.	3,309,500	14,117
	Hongkong Land Holdings Ltd.	3,783,200	12,088
			557,788
India (3.1%)
	Adani Ports & Special Economic Zone Ltd.	7,755,167	122,858
	ICICI Bank Ltd. ADR	3,101,522	85,385
	HDFC Bank Ltd.	4,309,015	78,254
	UPL Ltd.	8,684,234	52,705
*	Zee Entertainment Enterprises Ltd.	20,670,093	36,328
	HDFC Bank Ltd. ADR	606,659	34,943
			410,473
		Shares	Market Value• ($000)
Indonesia (1.6%)
	Bank Mandiri Persero Tbk. PT	200,482,600	84,739
	Astra International Tbk. PT	177,311,100	55,952
	Telkom Indonesia Persero Tbk. PT ADR	2,086,352	40,580
	Selamat Sempurna Tbk. PT	164,317,700	18,202
	Telkom Indonesia Persero Tbk. PT	61,435,400	11,910
			211,383
Ireland (4.0%)
	Ryanair Holdings plc ADR	1,729,030	235,494
	CRH plc	1,930,838	149,509
*	ICON plc	278,713	83,023
	Smurfit Kappa Group plc	1,527,212	66,173
			534,199
Italy (1.2%)
	Eni SpA	4,100,507	65,861
*	Brembo NV	4,533,153	57,918
	Leonardo SpA	1,560,870	35,872
			159,651
Japan (11.5%)
	Nidec Corp.	2,072,500	97,061
	FANUC Corp.	3,075,200	91,085
	Toyota Motor Corp.	3,486,300	79,518
	Nitto Denko Corp.	941,300	77,832
	Nomura Research Institute Ltd.	2,974,800	71,984
	Kubota Corp.	4,413,500	70,791
	Hoya Corp.	575,700	66,747
	Denso Corp.	3,891,700	66,327
	Nihon Kohden Corp.	2,381,300	64,744
	Tokyo Electron Ltd.	280,800	61,592
	Renesas Electronics Corp.	3,721,000	60,413
	Kobe Steel Ltd.	4,885,700	59,633
	MISUMI Group Inc.	3,371,600	54,815
	Shin-Etsu Chemical Co. Ltd.	1,398,300	54,127
	Recruit Holdings Co. Ltd.	1,221,600	52,611
	Advantest Corp.	1,625,700	50,886
	Omron Corp.	1,453,510	49,888
	Makita Corp.	1,712,500	49,578
	Suzuki Motor Corp.	3,892,500	45,331
[2]	Ain Holdings Inc.	1,074,600	40,670
	Nomura Holdings Inc.	6,973,200	39,677
	Marubeni Corp.	2,089,000	37,218
	ITOCHU Corp.	795,100	35,871
	Seria Co. Ltd.	1,991,500	33,758
	Daikin Industries Ltd.	244,400	33,359
	Nitori Holdings Co. Ltd.	243,500	32,588

5

International Value Fund
		Shares	Market Value• ($000)
	Toray Industries Inc.	6,864,100	31,374
	SoftBank Group Corp.	589,500	28,992
			1,538,470
Malaysia (0.3%)
	Westports Holdings Bhd.	49,438,300	40,497
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	10,206,500	101,018
Netherlands (3.7%)
	Aegon Ltd.	13,401,722	83,464
	ING Groep NV	4,741,399	74,963
	ASM International NV	116,425	73,236
	Coca-Cola Europacific Partners plc	857,312	61,486
	Universal Music Group NV	2,007,815	59,060
*	IMCD NV	357,486	53,936
	Koninklijke Vopak NV	1,100,920	43,719
	SBM Offshore NV	2,044,880	30,210
[1]	ABN AMRO Bank NV	979,952	15,697
			495,771
Norway (0.4%)
	Bakkafrost P/F	800,517	48,619
Panama (0.7%)
	Copa Holdings SA Class A	1,047,853	100,070
Philippines (0.4%)
	Universal Robina Corp.	17,351,600	30,981
	Puregold Price Club Inc.	44,511,900	18,232
			49,213
Singapore (1.8%)
	United Overseas Bank Ltd.	3,461,000	76,802
	Venture Corp. Ltd.	7,175,300	76,024
	DBS Group Holdings Ltd.	2,238,070	56,976
	Sembcorp Industries Ltd.	7,205,300	28,159
			237,961
South Korea (2.5%)
[1]	Samsung Electronics Co. Ltd. GDR	76,569	106,834
	SK Hynix Inc.	675,713	83,387
	Samsung Electronics Co. Ltd.	1,454,744	80,864
	Shinhan Financial Group Co. Ltd.	899,350	30,216
	Hyundai Mobis Co. Ltd.	178,643	29,226
			330,527
Spain (1.2%)
	Banco Santander SA	17,602,140	85,646
		Shares	Market Value• ($000)
	Banco Bilbao Vizcaya Argentaria SA	5,953,455	64,380
	Industria de Diseno Textil SA	295,598	13,459
			163,485
Sweden (0.9%)
	Assa Abloy AB Class B	2,720,676	71,884
	Epiroc AB Class A	2,855,718	52,795
	Boliden AB	16,047	527
			125,206
Switzerland (5.1%)
	Roche Holding AG	774,853	185,666
	Cie Financiere Richemont SA (Registered) Class A	841,048	116,256
	Novartis AG (Registered)	909,060	88,231
	UBS Group AG (Registered)	3,333,642	87,552
	ABB Ltd. (Registered)	1,785,313	86,746
*	Sandoz Group AG	1,813,507	61,635
[1]	VAT Group AG	52,741	26,258
	Swatch Group AG	108,250	22,745
	Holcim AG	143,420	12,005
			687,094
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	11,233,000	268,960
United Kingdom (15.1%)
	BP plc	26,922,561	173,533
	RELX plc	3,524,565	144,813
	Unilever plc	2,709,022	140,140
	Compass Group plc	4,366,861	121,459
	Berkeley Group Holdings plc	1,857,658	109,092
	Prudential plc	12,236,715	106,427
	Anglo American plc	2,924,580	95,568
	IMI plc	4,081,930	88,916
	HSBC Holdings plc (XHKG)	9,670,800	83,128
	Smith & Nephew plc	6,683,473	80,975
	HSBC Holdings plc	8,603,307	74,573
	GSK plc	3,585,041	74,379
	Taylor Wimpey plc	39,765,987	65,161
	Smiths Group plc	3,128,140	63,063
	Shell plc	1,735,790	61,705
	Weir Group plc	2,404,760	61,363
	Experian plc	1,395,190	56,273
	London Stock Exchange Group plc	508,592	56,067
	RS Group plc	5,652,545	51,782
	Rentokil Initial plc	9,991,298	50,436
	Renishaw plc	951,926	49,083
	Travis Perkins plc	4,609,642	43,148
	Kingfisher plc	10,496,980	32,334
	Croda International plc	562,064	32,193
	Victrex plc	1,932,000	30,490

6

International Value Fund
	Shares	Market Value• ($000)
Whitbread plc	751,265	29,609
Lloyds Banking Group plc	29,916,882	19,308
Spectris plc	442,099	18,287
easyJet plc	2,644,536	17,713
		2,031,018
United States (1.5%)
Aon plc Class A	335,640	94,654
Chubb Ltd.	269,468	67,001
NXP Semiconductors NV	141,521	36,256
		197,911
Vietnam (0.8%)
Vietnam Dairy Products JSC	22,019,800	56,395
Phu Nhuan Jewelry JSC	14,542,400	54,425
		110,820
Total Common Stocks (Cost $11,177,307)		12,474,056
Preferred Stocks (3.2%)
Petroleo Brasileiro SA Preference Shares	14,889,100	120,487
Henkel AG & Co. KGaA Preference Shares	1,027,713	81,643
Itau Unibanco Holding SA Preference Shares	9,848,800	59,481
FUCHS SE Preference Shares	1,248,935	58,324
Jungheinrich AG Preference Shares	1,404,172	52,213
Gerdau SA Preference Shares	14,370,552	50,535
Total Preferred Stocks (Cost $353,859)		422,683
	Shares	Market Value• ($000)
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[3,4] Vanguard Market Liquidity Fund, 5.394% (Cost $501,564)	5,017,525	501,702
Total Investments (99.8%) (Cost $12,032,730)		13,398,441
Other Assets and Liabilities—Net (0.2%)		30,410
Net Assets (100%)		13,428,851
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $280,659,000, representing 2.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,295,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $37,146,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

7

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2024	1,527	173,124	(2,539)
MSCI Emerging Markets Index	June 2024	1,344	70,022	(172)
				(2,711)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	6/20/24	USD	7,437	EUR	6,774	192	—
State Street Bank & Trust Co.	6/20/24	USD	149	PLN	586	5	—
Deutsche Bank AG	6/20/24	USD	266	SEK	2,713	19	—
						216	—
EUR—euro.
PLN—Polish new zloty.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $11,531,166)	12,896,739
Affiliated Issuers (Cost $501,564)	501,702
Total Investments in Securities	13,398,441
Investment in Vanguard	412
Cash	584
Foreign Currency, at Value (Cost $9,723)	9,350
Cash Collateral Pledged—Futures Contracts	7,882
Receivables for Investment Securities Sold	61,804
Receivables for Accrued Income	86,699
Receivables for Capital Shares Issued	2,632
Unrealized Appreciation—Forward Currency Contracts	216
Total Assets	13,568,020
Liabilities
Payables for Investment Securities Purchased	66,139
Collateral for Securities on Loan	37,146
Payables for Capital Shares Redeemed	17,313
Payables to Investment Advisor	5,574
Payables to Vanguard	2,043
Variation Margin Payable—Futures Contracts	3,541
Deferred Foreign Capital Gains Taxes	7,413
Total Liabilities	139,169
Net Assets	13,428,851
1 Includes $34,295,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	11,640,492
Total Distributable Earnings (Loss)	1,788,359
Net Assets	13,428,851

Net Assets
Applicable to 327,763,072 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,428,851
Net Asset Value Per Share	$40.97
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Value Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	179,755
Interest[2]	13,763
Securities Lending—Net	261
Total Income	193,779
Expenses
Investment Advisory Fees—Note B
Basic Fee	11,049
Performance Adjustment	98
The Vanguard Group—Note C
Management and Administrative	13,209
Marketing and Distribution	289
Custodian Fees	432
Shareholders’ Reports	106
Trustees’ Fees and Expenses	5
Other Expenses	65
Total Expenses	25,253
Net Investment Income	168,526
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	350,100
Futures Contracts	15,640
Forward Currency Contracts	(32)
Foreign Currencies	725
Realized Net Gain (Loss)	366,433
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	1,330,258
Futures Contracts	8,983
Forward Currency Contracts	216
Foreign Currencies	(1,349)
Change in Unrealized Appreciation (Depreciation)	1,338,108
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,067
1	Dividends are net of foreign withholding taxes of $15,761,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,587,000, $13,000, $3,000, and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $2,373,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,420,000.
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,526	363,233
Realized Net Gain (Loss)	366,433	271,881
Change in Unrealized Appreciation (Depreciation)	1,338,108	1,007,766
Net Increase (Decrease) in Net Assets Resulting from Operations	1,873,067	1,642,880
Distributions
Total Distributions	(373,465)	(341,585)
Capital Share Transactions
Issued	618,197	1,777,129
Issued in Lieu of Cash Distributions	330,509	304,194
Redeemed	(1,441,393)	(2,693,213)
Net Increase (Decrease) from Capital Share Transactions	(492,687)	(611,890)
Total Increase (Decrease)	1,006,915	689,405
Net Assets
Beginning of Period	12,421,936	11,732,531
End of Period	13,428,851	12,421,936
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$36.55	$32.96	$43.76	$32.48	$36.63	$35.86
Investment Operations
Net Investment Income[1]	.503	1.045	1.019	1.091	.684	1.104
Net Realized and Unrealized Gain (Loss) on Investments	5.040	3.528	(10.011)	10.824	(3.723)	1.669
Total from Investment Operations	5.543	4.573	(8.992)	11.915	(3.039)	2.773
Distributions
Dividends from Net Investment Income	(1.123)	(.983)	(1.087)	(.635)	(1.111)	(.943)
Distributions from Realized Capital Gains	—	—	(.721)	—	—	(1.060)
Total Distributions	(1.123)	(.983)	(1.808)	(.635)	(1.111)	(2.003)
Net Asset Value, End of Period	$40.97	$36.55	$32.96	$43.76	$32.48	$36.63
Total Return[2]	15.29%	13.97%	-21.28%	36.91%	-8.69%	8.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,429	$12,422	$11,733	$15,219	$9,408	$10,360
Ratio of Total Expenses to Average Net Assets[3]	0.38%	0.39%	0.38%	0.36%	0.35%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.51%	2.72%	2.68%	2.56%	2.05%	3.15%
Portfolio Turnover Rate	22%	29%	37%	33%	72%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.00%, (0.01%), (0.02%), and (0.01%).
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
13

International Value Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

International Value Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

International Value Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms Lazard Asset Management LLC, Sprucegrove Investment Management Ltd., and ARGA Investment Management, LP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years. The basic fee of Sprucegrove Investment Management Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA since October 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net increase of $98,000 (0.00%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $412,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
16

International Value Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,118,172	—	—	1,118,172
Common Stocks—Other	681,198	10,674,686	—	11,355,884
Preferred Stocks	230,503	192,180	—	422,683
Temporary Cash Investments	501,702	—	—	501,702
Total	2,531,575	10,866,866	—	13,398,441

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	216	—	216
Liabilities
Futures Contracts[1]	2,711	—	—	2,711
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	216	216
Total Assets	—	216	216

Unrealized Depreciation—Futures Contracts[1]	2,711	—	2,711
Total Liabilities	2,711	—	2,711
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

17

International Value Fund
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	15,640	—	15,640
Forward Currency Contracts	—	(32)	(32)
Realized Net Gain (Loss) on Derivatives	15,640	(32)	15,608

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,983	—	8,983
Forward Currency Contracts	—	216	216
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,983	216	9,199
F.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,068,073
Gross Unrealized Appreciation	2,430,424
Gross Unrealized Depreciation	(1,102,551)
Net Unrealized Appreciation (Depreciation)	1,327,873
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $17,498,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended April 30, 2024, the fund purchased $2,798,243,000 of investment securities and sold $3,491,665,000 of investment securities, other than temporary cash investments.
H.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	15,400	46,674
Issued in Lieu of Cash Distributions	8,397	8,593
Redeemed	(35,924)	(71,293)
Net Increase (Decrease) in Shares Outstanding	(12,127)	(16,026)
18

International Value Fund
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
19

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Sprucegrove Investment Management Ltd. (Sprucegrove); and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike classic value managers, ARGA does not rely specifically on regression to the mean. Its deep value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.
Sprucegrove. Sprucegrove is a Toronto-based boutique asset manager focused on serving institutional clients by applying a disciplined quality value philosophy focused on international and
20

global equities. The investment team at Sprucegrove employs a relative value approach by identifying high-quality companies translating to a defensive, lower risk strategy over the long term. The investment process begins with a bottom-up idea generation process, where analysts identify high-quality companies as measured against the five pillars: above-average and consistent profitability, sustainable competitive advantages, financial strength, growth opportunities, and capable management. The investment process also involves analysts reviewing a decade of annual reports and balance sheets, understanding the fundamentals of both the company and its competitors, and ultimately coming to normalized projections of return on equity. Sprucegrove has managed a portion of the fund since 2020.
Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs bottom-up stock selection to identify stocks with sustainable financial productivity and attractive valuations overlooked by most market participants. The investment process seeks to take advantage of three types of market inefficiencies: compounders, mispriced companies, and restructuring. The investment process leverages collaboration between the portfolio management team and Lazard’s global research platform, including an experienced team of global sector analysts who perform deep fundamental analysis of individual companies. Lazard has managed a portion of the fund since 2006.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of ARGA, Sprucegrove, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules with ARGA, Sprucegrove, and Lazard. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
21

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
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Q462 062024

Semiannual Report  |  April 30, 2024
Vanguard Diversified Equity Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Diversified Equity Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,223.70	$1.94
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.12	1.76
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds' annualized expense figure for that period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Diversified Equity Fund
Underlying Vanguard Funds
As of April 30, 2024
Vanguard U.S. Growth Fund Investor Shares	30.0%
Vanguard Growth and Income Fund Investor Shares	20.2
Vanguard WindsorTM Fund Investor Shares	20.0
Vanguard Windsor II Fund Investor Shares	15.1
Vanguard ExplorerTM Fund Investor Shares	9.8
Vanguard Mid-Cap Growth Fund	4.9
The table reflects the fund's investments, except for short-term investments.
3

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	13,362,020	808,001
Vanguard Growth and Income Fund Investor Shares	9,109,839	542,946
Vanguard Windsor Fund Investor Shares	24,602,053	539,523
Vanguard Windsor II Fund Investor Shares	9,061,371	407,762
Vanguard Explorer Fund Investor Shares	2,354,875	263,299
Vanguard Mid-Cap Growth Fund	5,518,825	132,838
Total Investment Companies (Cost $1,713,909)		2,694,369
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.394% (Cost $—)	3	—
Total Investments (100.0%) (Cost $1,713,909)		2,694,369
Other Assets and Liabilities—Net (0.0%)		(895)
Net Assets (100%)		2,693,474
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,713,909)	2,694,369
Receivables for Investment Securities Sold	1,716
Receivables for Capital Shares Issued	691
Total Assets	2,696,776
Liabilities
Due to Custodian	352
Payables for Capital Shares Redeemed	2,950
Total Liabilities	3,302
Net Assets	2,693,474
At April 30, 2024, net assets consisted of:

Paid-in Capital	1,660,121
Total Distributable Earnings (Loss)	1,033,353
Net Assets	2,693,474

Net Assets
Applicable to 58,380,528 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,693,474
Net Asset Value Per Share	$46.14
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	15,634
Net Investment Income—Note B	15,634
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	79,414
Affiliated Funds Sold	(6,691)
Realized Net Gain (Loss)	72,723
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	411,246
Net Increase (Decrease) in Net Assets Resulting from Operations	499,603
See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,634	22,497
Realized Net Gain (Loss)	72,723	84,075
Change in Unrealized Appreciation (Depreciation)	411,246	58,510
Net Increase (Decrease) in Net Assets Resulting from Operations	499,603	165,082
Distributions
Total Distributions	(115,708)	(242,790)
Capital Share Transactions
Issued	146,315	220,636
Issued in Lieu of Cash Distributions	107,439	224,491
Redeemed	(190,339)	(301,556)
Net Increase (Decrease) from Capital Share Transactions	63,415	143,571
Total Increase (Decrease)	447,310	65,863
Net Assets
Beginning of Period	2,246,164	2,180,301
End of Period	2,693,474	2,246,164
See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.45	$41.38	$56.40	$40.98	$37.95	$35.88
Investment Operations
Net Investment Income[1]	.269	.398	.356	.385	.452	.455
Capital Gain Distributions Received[1]	1.367	1.973	6.162	2.294	1.866	3.087
Net Realized and Unrealized Gain (Loss) on Investments	7.097	.358	(17.785)	15.438	3.447	.575
Total from Investment Operations	8.733	2.729	(11.267)	18.117	5.765	4.117
Distributions
Dividends from Net Investment Income	(.403)	(.256)	(.317)	(.346)	(.369)	(.383)
Distributions from Realized Capital Gains	(1.640)	(4.403)	(3.436)	(2.351)	(2.366)	(1.664)
Total Distributions	(2.043)	(4.659)	(3.753)	(2.697)	(2.735)	(2.047)
Net Asset Value, End of Period	$46.14	$39.45	$41.38	$56.40	$40.98	$37.95
Total Return[2]	22.37%	7.88%	-21.42%	45.67%	15.73%	12.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,693	$2,246	$2,180	$2,965	$1,919	$1,789
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.05%	0.99%	0.77%	0.76%	1.19%	1.27%
Portfolio Turnover Rate	3%	7%	12%	6%	14%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Diversified Equity Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended April 30, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,719,307
Gross Unrealized Appreciation	989,818
Gross Unrealized Depreciation	(14,756)
Net Unrealized Appreciation (Depreciation)	975,062
10

Diversified Equity Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	3,228	5,424
Issued in Lieu of Cash Distributions	2,435	6,342
Redeemed	(4,222)	(7,518)
Net Increase (Decrease) in Shares Outstanding	1,441	4,248
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard Explorer Fund	217,835	2,497	2,300	(336)	45,603	1,363	710	263,299
Vanguard Growth and Income Fund	456,381	40,337	17,358	459	63,127	2,779	35,323	542,946
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	2	—	—
Vanguard Mid-Cap Growth Fund	106,299	772	—	—	25,767	499	—	132,838
Vanguard U.S. Growth Fund	676,186	2,377	50,277	(6,746)	186,461	2,198	—	808,001
Vanguard Windsor Fund	450,611	52,432	2,702	(74)	39,256	5,473	30,453	539,523
Vanguard Windsor II Fund	340,982	16,248	506	6	51,032	3,320	12,928	407,762
Total	2,248,294	114,663	73,143	(6,691)	411,246	15,634	79,414	2,694,369
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses
12

directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Diversified Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6082 062024

Semiannual Report   |   April 30, 2024
Vanguard Emerging Markets Select Stock Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	21
Liquidity Risk Management	23

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2024
Emerging Markets Select Stock Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,142.40	$4.00
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.13	3.77
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.75%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Emerging Markets Select Stock Fund
Fund Allocation
As of April 30, 2024
China	30.3%
India	12.8
Taiwan	12.6
Brazil	11.6
South Korea	5.4
United States	5.1
Thailand	3.6
Hong Kong	3.3
South Africa	2.9
Mexico	2.0
Indonesia	1.6
Canada	1.3
United Kingdom	1.2
Saudi Arabia	1.1
Other	5.2
The table reflects the fund’s investments, except for short-term investments and derivatives.

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (91.8%)
Argentina (0.2%)
*	YPF SA ADR	69,534	1,527
Brazil (8.8%)
	Petroleo Brasileiro SA ADR (XNYS)	623,317	10,578
	Vale SA ADR	496,697	6,045
	Banco Bradesco SA ADR	2,211,497	5,971
	Ambev SA	1,982,566	4,639
	Natura & Co. Holding SA	1,136,600	3,631
	Banco Do Brasil SA	660,400	3,487
	Vale SA	266,000	3,242
	Neoenergia SA	763,100	2,819
	Cia de Saneamento Basico do Estado de Sao Paulo	175,147	2,726
	Centrais Eletricas Brasileiras SA	360,204	2,626
	Localiza Rent a Car SA (BVMF)	242,594	2,291
	Petroleo Brasileiro SA ADR	133,210	2,147
	Itau Unibanco Holding SA ADR	347,348	2,101
	B3 SA - Brasil Bolsa Balcao	971,300	2,018
	Lojas Renner SA	678,437	2,003
	TIM SA	562,789	1,909
	Banco Santander Brasil SA	331,107	1,843
	Petroleo Brasileiro SA	215,139	1,834
	PRIO SA	193,204	1,786
	Weg SA	160,900	1,225
	Gerdau SA ADR	266,692	928
	BB Seguridade Participacoes SA	92,691	575
	Raia Drogasil SA	94,424	465
*,1	Hapvida Participacoes e Investimentos SA	566,462	403
[1]	Rede D'Or Sao Luiz SA	71,700	359
			67,651
Canada (1.2%)
	First Quantum Minerals Ltd.	252,084	3,201
	Lundin Mining Corp.	262,895	3,002
	Parex Resources Inc.	122,955	2,144
*	Valeura Energy Inc.	281,058	1,137
			9,484
		Shares	Market Value• ($000)
Chile (0.1%)
	Banco De Chile	9,382,194	1,041
China (28.6%)
	Tencent Holdings Ltd.	800,627	35,134
	Alibaba Group Holding Ltd.	2,317,976	21,703
	China Merchants Bank Co. Ltd. Class H	2,141,938	9,276
	Haier Smart Home Co. Ltd. Class H	2,329,800	8,630
	China Overseas Land & Investment Ltd.	3,834,479	7,051
	Ping An Insurance Group Co. of China Ltd. Class H	1,529,023	6,930
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	206,783	5,783
	Zijin Mining Group Co. Ltd. Class H	2,611,622	5,697
	Weichai Power Co. Ltd. Class H	2,461,000	5,029
*	Baidu Inc. Class A	385,900	4,999
	Aluminum Corp. of China Ltd. Class H	6,808,851	4,516
	Kweichow Moutai Co. Ltd. Class A	19,000	4,455
	JD.com Inc. ADR	138,261	3,994
*	Baidu Inc. ADR	37,651	3,893
	Industrial & Commercial Bank of China Ltd. Class H	6,538,724	3,506
	China Construction Bank Corp. Class H	4,934,995	3,193
	ZTO Express Cayman Inc. ADR	144,870	3,041
	Li Ning Co. Ltd.	1,135,518	2,973
	KE Holdings Inc. ADR	188,688	2,853
	Shenzhou International Group Holdings Ltd.	283,000	2,782
*,1	Meituan Class B	201,293	2,749
*	Trip.com Group Ltd.	55,218	2,689
	Brilliance China Automotive Holdings Ltd.	2,952,000	2,451
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,438
	H World Group Ltd. ADR	64,752	2,377
[1]	Longfor Group Holdings Ltd.	1,425,826	2,112

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	ENN Energy Holdings Ltd.	241,274	2,056
	China Resources Land Ltd.	569,440	2,048
	Midea Group Co. Ltd. Class A	204,486	1,967
*	Shanghai International Airport Co. Ltd. Class A	376,112	1,951
	GF Securities Co. Ltd. Class H	1,948,400	1,941
	Wuliangye Yibin Co. Ltd. Class A	93,709	1,938
	CIMC Enric Holdings Ltd.	1,810,000	1,791
	Anker Innovations Technology Co. Ltd. Class A	145,100	1,724
*	Trip.com Group Ltd. ADR	35,566	1,716
	Yum China Holdings Inc.	45,330	1,655
	ANTA Sports Products Ltd.	144,613	1,637
*	Tencent Music Entertainment Group ADR	125,010	1,569
*	Luckin Coffee Inc. ADR	74,415	1,563
	PICC Property & Casualty Co. Ltd. Class H	1,254,000	1,558
	JD.com Inc. Class A	105,501	1,520
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	745,000	1,502
*,1	Kuaishou Technology	209,383	1,468
*	PDD Holdings Inc. ADR	10,880	1,362
[1]	China Tourism Group Duty Free Corp. Ltd. Class H	142,707	1,257
	KE Holdings Inc. Class A	234,770	1,201
*	Didi Global Inc. ADR	239,521	1,183
*	Li Auto Inc. ADR	44,789	1,177
	Anhui Conch Cement Co. Ltd. Class H	504,714	1,171
	Bank of Ningbo Co. Ltd. Class A	357,300	1,128
	JOYY Inc. ADR	31,357	1,023
	Ping An Bank Co. Ltd. Class A	680,340	1,011
	Zhongsheng Group Holdings Ltd.	539,508	984
[1]	Ganfeng Lithium Group Co. Ltd. Class H	331,569	972
	China National Building Material Co. Ltd. Class H	2,433,983	942
	Proya Cosmetics Co. Ltd. Class A	60,379	911
	China Tourism Group Duty Free Corp. Ltd. Class A	83,911	861
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	280,540	860
	Midea Group Co. Ltd. Class A (XSEC)	89,200	859
	BYD Co. Ltd. Class H	30,096	825
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	702,150	823
		Shares	Market Value• ($000)
	China Longyuan Power Group Corp. Ltd. Class H	1,167,350	818
	Aluminum Corp of China Ltd. Class A	796,943	814
	Kanzhun Ltd. ADR	38,278	757
*	BeiGene Ltd.	62,550	742
[1]	CSC Financial Co. Ltd. Class H	877,657	670
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	669
	Tsingtao Brewery Co. Ltd. Class H	79,837	575
	Yihai International Holding Ltd.	255,292	526
	Minth Group Ltd.	289,595	494
[1]	Haidilao International Holding Ltd.	207,557	468
	China Petroleum & Chemical Corp. Class H	777,885	464
	Alibaba Group Holding Ltd. ADR	6,038	452
	Jiangsu Hengrui Medicine Co. Ltd. Class A	62,445	396
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	15,100	321
	China National Accord Medicines Corp. Ltd. Class A (XSHE)	62,900	305
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	426,318	289
*	Zai Lab Ltd. ADR	17,721	280
*	Zai Lab Ltd.	171,600	276
	Sinopharm Group Co. Ltd. Class H	108,500	274
[1]	Yadea Group Holdings Ltd.	142,000	273
	Lufax Holding Ltd. ADR	61,296	269
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,000	265
[1]	China Resources Mixc Lifestyle Services Ltd.	62,200	219
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	62,080	187
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	32,100	128
*,1	Wuxi Biologics Cayman Inc.	69,949	121
*,2	GDS Holdings Ltd. ADR	13,994	114
	Amoy Diagnostics Co. Ltd. Class A	37,094	112
			219,686
Egypt (0.0%)
[3]	Commercial International Bank Egypt SAE GDR (Registered)	2	—

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
Greece (0.5%)
*	Alpha Services and Holdings SA	2,024,308	3,418
	HELLENiQ ENERGY Holdings SA	48,389	434
			3,852
Hong Kong (3.1%)
[1]	WH Group Ltd.	7,176,500	5,216
	Pacific Basin Shipping Ltd.	11,149,975	3,861
	Yue Yuen Industrial Holdings Ltd.	2,025,500	3,586
	Galaxy Entertainment Group Ltd.	760,000	3,410
	AIA Group Ltd.	381,978	2,798
	Man Wah Holdings Ltd.	2,926,804	2,136
	Orient Overseas International Ltd.	70,152	1,023
	Chow Tai Fook Jewellery Group Ltd.	622,435	847
[1]	BOC Aviation Ltd.	73,200	582
	Wharf Holdings Ltd.	35,630	115
			23,574
Hungary (0.6%)
	OTP Bank Nyrt	75,994	3,767
	MOL Hungarian Oil & Gas plc	115,903	950
			4,717
India (12.1%)
	Reliance Industries Ltd.	464,193	16,295
	HDFC Bank Ltd.	514,056	9,336
	Axis Bank Ltd.	429,366	5,993
	Shriram Finance Ltd.	161,434	4,925
	ICICI Bank Ltd. ADR	143,252	3,944
	UltraTech Cement Ltd.	29,223	3,485
	Tata Consultancy Services Ltd.	74,386	3,395
*	Jio Financial Services Ltd.	708,060	3,189
	Bharti Airtel Ltd. (XNSE)	192,407	3,046
	Adani Ports & Special Economic Zone Ltd.	190,552	3,019
	Larsen & Toubro Ltd.	58,691	2,523
	Tech Mahindra Ltd.	155,448	2,342
	Infosys Ltd. ADR	129,270	2,160
	Godrej Consumer Products Ltd.	128,144	1,870
	Varun Beverages Ltd.	103,714	1,835
*	Delhivery Ltd.	333,385	1,792
	Ambuja Cements Ltd.	229,376	1,700
	HDFC Bank Ltd. ADR	28,660	1,651
[1]	HDFC Life Insurance Co. Ltd.	235,965	1,647
	Tata Consumer Products Ltd.	109,378	1,448
	Bajaj Auto Ltd.	12,470	1,331
	Mahindra & Mahindra Ltd.	50,756	1,309
[1]	SBI Life Insurance Co. Ltd.	74,695	1,285
	Ashok Leyland Ltd.	555,608	1,280
*	Amber Enterprises India Ltd.	22,930	1,053
	Colgate-Palmolive India Ltd.	30,360	1,027
	UPL Ltd.	168,115	1,020
*	PB Fintech Ltd.	63,732	965
		Shares	Market Value• ($000)
	Havells India Ltd.	41,919	834
	Eicher Motors Ltd.	15,062	829
	Tata Steel Ltd.	411,728	812
	Jubilant Foodworks Ltd.	143,434	795
	ICICI Bank Ltd.	55,389	763
	KEC International Ltd.	78,473	702
	Hindustan Unilever Ltd.	26,094	697
	Apollo Hospitals Enterprise Ltd.	8,954	637
	Cipla Ltd.	31,635	530
	Oil & Natural Gas Corp. Ltd.	120,416	407
	Torrent Pharmaceuticals Ltd.	11,598	366
	Fortis Healthcare Ltd.	45,835	241
	Infosys Ltd.	5,057	85
			92,563
Indonesia (1.5%)
	Bank Rakyat Indonesia Persero Tbk PT	35,213,899	10,659
	Mitra Adiperkasa Tbk PT	5,478,200	530
	Map Aktif Adiperkasa PT	4,246,500	206
			11,395
Japan (0.1%)
	Nexon Co. Ltd.	37,414	583
Kazakhstan (0.3%)
	Kaspi.KZ JSC ADR (Registered)	14,894	1,754
*,1	Air Astana JSC GDR	56,396	477
			2,231
Mexico (1.9%)
	Grupo Financiero Banorte SAB de CV Class O	552,799	5,471
	Wal-Mart de Mexico SAB de CV	838,326	3,128
	Fomento Economico Mexicano SAB de CV ADR	21,720	2,556
	Grupo Mexico SAB de CV Series B	247,963	1,532
*	Cemex SAB de CV ADR	160,789	1,272
	Corp. Inmobiliaria Vesta SAB de CV	104,900	371
			14,330
Other (0.1%)
[4]	Vanguard FTSE Emerging Markets ETF	15,271	644
Philippines (0.4%)
	Bdo Unibank Inc.	877,661	2,250
	Ayala Land Inc.	857,800	425
			2,675
Poland (0.4%)
*,1	Allegro.eu SA	228,698	1,907
	KGHM Polska Miedz SA	29,992	1,031
			2,938
Romania (0.2%)
	Banca Transilvania SA	265,270	1,613
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	MMC Norilsk Nickel PJSC	124,700	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	102,385	—
*,3	Novatek PJSC GDR (Registered)	6,724	—
*,2,3	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.0%)
	Saudi Awwal Bank	253,548	2,751
[1]	Saudi Arabian Oil Co.	340,525	2,728
	Saudi Tadawul Group Holding Co.	26,208	1,850
	Mouwasat Medical Services Co.	9,751	349
			7,678
Singapore (0.5%)
	Wilmar International Ltd.	1,612,000	3,789
South Africa (2.7%)
	Anglogold Ashanti plc	303,830	6,985
	Sasol Ltd.	468,153	3,289
	Absa Group Ltd.	305,994	2,360
	FirstRand Ltd.	530,666	1,832
	Gold Fields Ltd.	99,296	1,606
	Harmony Gold Mining Co. Ltd.	167,978	1,454
	Mr Price Group Ltd.	99,540	922
	Impala Platinum Holdings Ltd.	205,024	913
	Naspers Ltd. Class N	3,194	611
	Discovery Ltd.	84,570	539
	Clicks Group Ltd.	17,733	276
			20,787
South Korea (4.7%)
	Samsung Electronics Co. Ltd. (XKRX)	235,151	13,071
	SK Hynix Inc.	41,581	5,131
	Hyundai Motor Co.	20,627	3,710
	Hankook Tire & Technology Co. Ltd.	75,814	3,217
	KB Financial Group Inc.	50,491	2,739
	Shinhan Financial Group Co. Ltd.	53,870	1,810
	DB Insurance Co. Ltd.	21,753	1,526
	Hyundai Mobis Co. Ltd.	9,002	1,473
	WONIK IPS Co. Ltd.	52,731	1,404
	Samsung Fire & Marine Insurance Co. Ltd.	4,179	935
	NAVER Corp.	4,060	536
*	Samsung Engineering Co. Ltd.	24,757	469
			36,021
Spain (0.2%)
	Banco Bilbao Vizcaya Argentaria SA. ADR	121,425	1,301
Taiwan (11.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,607,007	62,422
	Hon Hai Precision Industry Co. Ltd.	1,292,685	6,154
		Shares	Market Value• ($000)
	Accton Technology Corp.	272,300	3,815
	United Integrated Services Co. Ltd.	253,000	3,053
	MediaTek Inc.	94,000	2,834
	Silergy Corp.	158,000	2,098
	Chroma ATE Inc.	248,644	2,019
	ASPEED Technology Inc.	19,424	1,819
	Unimicron Technology Corp.	316,000	1,747
	Nanya Technology Corp.	631,286	1,274
	Alchip Technologies Ltd.	13,095	1,235
	Uni-President Enterprises Corp.	518,000	1,215
	Realtek Semiconductor Corp.	77,000	1,215
			90,900
Thailand (3.4%)
	PTT Exploration & Production PCL	1,408,836	5,893
	SCB X PCL	1,623,400	4,649
	Kasikornbank PCL	975,929	3,426
	Airports of Thailand PCL	1,544,610	2,712
	Charoen Pokphand Foods PCL	4,912,912	2,620
*	True Corp. PCL NVDR	10,793,200	2,226
	Bangkok Bank PCL NVDR	469,100	1,731
	Indorama Ventures PCL NVDR	2,082,900	1,337
	Bangkok Bank PCL (Registered)	215,800	796
	Bangkok Dusit Medical Services PCL Class F	644,200	503
	Kasikornbank PCL NVDR	139,179	488
			26,381
Turkey (0.3%)
	Akbank TAS	1,144,079	2,106
United Arab Emirates (0.7%)
	Abu Dhabi Commercial Bank PJSC	1,433,418	3,255
	Emirates NBD Bank PJSC	296,038	1,371
*	Emaar Properties PJSC	299,781	670
	Burjeel Holdings plc	271,988	217
			5,513
United Kingdom (1.1%)
	Anglo American plc	102,071	3,335
	Standard Chartered plc	228,303	1,962
[1]	Airtel Africa plc	1,251,220	1,728
	Fresnillo plc	235,079	1,628
			8,653
United States (4.8%)
	Freeport-McMoRan Inc.	138,596	6,921
*	MercadoLibre Inc.	4,384	6,395
	Credicorp Ltd.	35,039	5,803
	Cognizant Technology Solutions Corp. Class A	51,280	3,368
*	Coupang Inc.	108,647	2,444
*	Grab Holdings Ltd. Class A	621,548	2,175
*	NU Holdings Ltd. Class A	174,193	1,892
*	Sea Ltd. ADR	29,651	1,874
	Ternium SA ADR	43,418	1,828

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Copa Holdings SA Class A	16,643	1,589
*	Fabrinet	7,555	1,307
*	WNS Holdings Ltd.	13,243	555
	Patria Investments Ltd. Class A	29,232	392
*	MakeMyTrip Ltd.	4,903	325
*	Legend Biotech Corp. ADR	5,043	221
			37,089
Vietnam (0.5%)
	Vietnam Dairy Products JSC	1,482,100	3,796
Total Common Stocks (Cost $647,144)			704,518
Preferred Stocks (2.5%)
	Cia Energetica de Minas Gerais Preference Shares	2,154,184	4,053
	Petroleo Brasileiro SA Preference Shares	490,700	3,971
	Banco Bradesco SA Preference Shares	1,089,100	2,937
	Samsung Electronics Co. Ltd. Preference Shares	61,568	2,875
	Raizen SA Preference Shares	4,315,635	2,543
	Itau Unibanco Holding SA Preference Shares	344,300	2,079
*	Braskem SA Preference Shares Class A	201,337	825
Total Preferred Stocks (Cost $18,894)			19,283
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[5,6]	Vanguard Market Liquidity Fund, 5.394% (Cost $41,930)	419,412	41,937
Total Investments (99.8%) (Cost $707,968)			765,738
Other Assets and Liabilities— Net (0.2%)			1,470
Net Assets (100%)			767,208
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $26,641,000, representing 3.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $113,000.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $754,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Emerging Markets Select Stock Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2024	622	32,406	88

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $665,408)	723,157
Affiliated Issuers (Cost $42,560)	42,581
Total Investments in Securities	765,738
Investment in Vanguard	23
Cash Collateral Pledged—Futures Contracts	957
Foreign Currency, at Value (Cost $1,242)	1,270
Receivables for Investment Securities Sold	4,603
Receivables for Accrued Income	3,500
Receivables for Capital Shares Issued	294
Total Assets	776,385
Liabilities
Due to Custodian	930
Payables for Investment Securities Purchased	3,164
Collateral for Securities on Loan	754
Payables to Investment Advisor	824
Payables for Capital Shares Redeemed	536
Payables to Vanguard	93
Variation Margin Payable—Futures Contracts	445
Deferred Foreign Capital Gains Taxes	2,431
Total Liabilities	9,177
Net Assets	767,208
1 Includes $113,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	782,640
Total Distributable Earnings (Loss)	(15,432)
Net Assets	767,208

Net Assets
Applicable to 35,836,533 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	767,208
Net Asset Value Per Share	$21.41

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	8,794
Dividends—Affiliated Issuers	89
Interest—Unaffiliated Issuers	21
Interest—Affiliated Issuers	982
Securities Lending—Net	19
Total Income	9,905
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,934
Performance Adjustment	(279)
The Vanguard Group—Note C
Management and Administrative	985
Marketing and Distribution	16
Custodian Fees	82
Shareholders’ Reports	19
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	2,765
Net Investment Income	7,140
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers	306
Investment Securities Sold—Affiliated Issuers	90
Futures Contracts	1,539
Forward Currency Contracts	6
Foreign Currencies	(270)
Realized Net Gain (Loss)	1,671
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	87,695
Investment Securities—Affiliated Issuers	66
Futures Contracts	1,857
Foreign Currencies	(52)
Change in Unrealized Appreciation (Depreciation)	89,566
Net Increase (Decrease) in Net Assets Resulting from Operations	98,377
1	Dividends are net of foreign withholding taxes of $2,637,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $822,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,140	22,523
Realized Net Gain (Loss)	1,671	(12,270)
Change in Unrealized Appreciation (Depreciation)	89,566	83,803
Net Increase (Decrease) in Net Assets Resulting from Operations	98,377	94,056
Distributions
Total Distributions	(22,705)	(25,482)
Capital Share Transactions
Issued	55,352	141,225
Issued in Lieu of Cash Distributions	19,402	21,665
Redeemed	(91,790)	(152,294)
Net Increase (Decrease) from Capital Share Transactions	(17,036)	10,596
Total Increase (Decrease)	58,636	79,170
Net Assets
Beginning of Period	708,572	629,402
End of Period	767,208	708,572

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.33	$17.42	$27.09	$22.18	$21.87	$19.68
Investment Operations
Net Investment Income[1]	.197	.606	.715	.457	.298	.474[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.512	2.019	(8.724)	4.729	.483	2.208
Total from Investment Operations	2.709	2.625	(8.009)	5.186	.781	2.682
Distributions
Dividends from Net Investment Income	(.629)	(.715)	(.486)	(.276)	(.471)	(.492)
Distributions from Realized Capital Gains	—	—	(1.175)	—	—	—
Total Distributions	(.629)	(.715)	(1.661)	(.276)	(.471)	(.492)
Net Asset Value, End of Period	$21.41	$19.33	$17.42	$27.09	$22.18	$21.87
Total Return[3]	14.24%	15.10%	-31.16%	23.44%	3.51%	13.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$767	$709	$629	$974	$670	$702
Ratio of Total Expenses to Average Net Assets[4]	0.75%	0.80%[5]	0.78%	0.84%	0.85%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.93%	2.99%	3.26%	1.65%	1.43%	2.25%[2]
Portfolio Turnover Rate	26%	43%	41%	48%	52%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.071 and 0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.08%), (0.01%), (0.04%), 0.02%, (0.01%), and 0.07%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.80%.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of

Emerging Markets Select Stock Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at April 30, 2024.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Emerging Markets Select Stock Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Emerging Markets Select Stock Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	The investment advisory firms Pzena Investment Management, LLC, Oaktree Fund Advisors, LLC, Baillie Gifford Overseas Ltd., and Wellington Management Company llp, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Pzena Investment Management, LLC, Oaktree Fund Advisors, LLC, Baillie Gifford Overseas Ltd., and Wellington Management Company llp, are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.52% of the fund’s average net assets, before a net decrease of $279,000 (0.08%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $23,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Emerging Markets Select Stock Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	131,122	—	—	131,122
Common Stocks—Other	47,717	525,679	—	573,396
Preferred Stocks	16,408	2,875	—	19,283
Temporary Cash Investments	41,937	—	—	41,937
Total	237,184	528,554	—	765,738
Derivative Financial Instruments
Assets
Futures Contracts[1]	88	—	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	88	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,539	—	1,539
Forward Currency Contracts	—	6	6
Realized Net Gain (Loss) on Derivatives	1,539	6	1,545
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,857	—	1,857

Emerging Markets Select Stock Fund
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	724,060
Gross Unrealized Appreciation	146,087
Gross Unrealized Depreciation	(104,321)
Net Unrealized Appreciation (Depreciation)	41,766
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $64,183,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $183,516,000 of investment securities and sold $219,651,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $94,000 and sales were $95,000, resulting in net realized gain of $30,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	2,707	6,947
Issued in Lieu of Cash Distributions	968	1,130
Redeemed	(4,493)	(7,545)
Net Increase (Decrease) in Shares Outstanding	(818)	532

Emerging Markets Select Stock Fund
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,626	7,768	9,906	90	66	89	—	644
Vanguard Market Liquidity Fund	40,943	NA1	NA1	—	—	982	—	41,937
Total	43,569	7,768	9,906	90	66	1,071	—	42,581
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena); Oaktree Fund Advisors, LLC (Oaktree); Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.
Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio manager for Oaktree’s portion of the fund has more than 20 years of investment experience and is supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s Emerging Markets Equity Team focuses on companies it believes possess the most substantial growth prospects over the next five to 10 years. The team’s deep, differentiated analysis and intentional regional rotations avoid “home-bias” and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies that the team believes have the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, Oaktree, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules with Pzena, Oaktree, Baillie Gifford, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Select Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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© 2024 The Vanguard Group, Inc.
All rights reserved.
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Q7522 062024

Semiannual Report   |   April 30, 2024
Vanguard Commodity Strategy Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Commodity Strategy Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,020.40	$1.05
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.82	1.06
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.21%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Commodity Strategy Fund
Fund Allocation
As of April 30, 2024
U.S. Government Securities	100.0%
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (75.1%)
U.S. Government Securities (75.1%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	56,134	56,134
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	50,325	50,034
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	51,593	50,706
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	35,166	35,073
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	41,226	40,156
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	56,575	55,241
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	50,154	48,548
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	47,632	46,047
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	22,696	22,465
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	38,737	36,909
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	47,476	45,213
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	53,610	50,762
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	44,211	41,801
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	21,943	21,888
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	54,765	51,120
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	48,743	45,871
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	54,918	53,725
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	49,777	46,479
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	20,628	20,174
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	54,233	51,920
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	21,119	22,092
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	43,331	40,765
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	55,805	56,119
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	37,165	34,836
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	19,050	19,229
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	30,099	29,873
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	24,540	26,335
Total U.S. Government and Agency Obligations (Cost $1,139,211)					1,099,515
				Shares
Temporary Cash Investments (27.9%)
Money Market Fund (7.7%)
[1]	Vanguard Market Liquidity Fund	5.394%		1,118,446	111,833
4

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (20.2%)
[2]	United States Treasury Bill	5.284%	5/2/24	42,200	42,194
[2]	United States Treasury Bill	5.296%	5/14/24	7,800	7,785
[2]	United States Treasury Bill	5.311%	5/21/24	19,300	19,244
[2]	United States Treasury Bill	5.322%	5/28/24	47,000	46,815
[2]	United States Treasury Bill	5.318%	6/6/24	7,300	7,261
[2]	United States Treasury Bill	5.326%–5.329%	6/13/24	25,800	25,638
[2]	United States Treasury Bill	5.327%	6/20/24	33,100	32,858
[2]	United States Treasury Bill	5.300%	6/27/24	2,200	2,182
[2]	United States Treasury Bill	5.292%	7/5/24	41,300	40,908
[2]	United States Treasury Bill	5.286%	7/9/24	26,200	25,935
[2]	United States Treasury Bill	5.331%	7/11/24	12,900	12,766
[2]	United States Treasury Bill	5.308%	7/16/24	25,900	25,613
[2]	United States Treasury Bill	5.330%	7/18/24	6,900	6,822
					296,021
Total Temporary Cash Investments (Cost $407,849)					407,854
Total Investments (103.0%) (Cost $1,547,060)					1,507,369
Other Assets and Liabilities—Net (-3.0%)					(43,349)
Net Assets (100%)					1,464,020
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/2/24	BANA	100,000	(0.060)	—	(235)
Bloomberg Commodity Index[2]	5/9/24	BARC	10,000	(0.100)	—	(110)
Bloomberg Commodity Index 2 Month Forward[2]	5/9/24	BARC	125,000	(0.110)	—	(890)
Bloomberg Commodity Index 3 Month Forward[2]	5/21/24	GSI	20,000	(0.120)	—	(71)
BofA Merrill Lynch Commodity MLBXAKSV Excess Return Strategy[2,3]	5/2/24	BANA	50,000	(0.170)	116	—
BofA Merrill Lynch Commodity MLBXSTGV Excess Return Strategy[2,3]	5/2/24	BANA	200,000	(0.110)	107	—
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/2/24	BANA	170,000	(0.140)	290	—
5

Commodity Strategy Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Fixed Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
CIBC Commodity CIBZC51EC Excess Return Strategy[2,3]	5/2/24	CIBC	165,000	(0.160)	598	—
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/21/24	GSI	200,000	(0.120)	—	(654)
Macquarie Commodity MQCP170E Excess Return Strategy[2,3]	5/9/24	MACQ	120,000	(0.150)	—	(768)
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/21/24	GSI	20,000	(0.120)	—	(95)
RBC Commodity RBCACB23 Excess Return Strategy[2,3]	5/9/24	RBC	118,000	(0.130)	—	(731)
RBC Commodity RBCSVBW1 Excess Return Strategy[2,3]	5/9/24	RBC	35,000	(0.160)	—	(155)
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/2/24	SOCG	120,000	(0.170)	61	—
Societe Generale Commodity SGIXCSB1 Excess Return Strategy[2,3]	5/2/24	SOCG	20,000	(0.170)	—	(178)
					1,172	(3,887)
1	Fixed interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CIBC—Canadian Imperial Bank of Commerce.
GSI—Goldman Sachs International.
MACQ—Macquarie Bank Ltd.
RBC—Royal Bank of Canada.
SOCG—Société Generale.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $20,132,000 and cash of $1,140,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,435,244)	1,395,536
Affiliated Issuers (Cost $111,816)	111,833
Total Investments in Securities	1,507,369
Investment in Vanguard	41
Cash	54
Receivables for Investment Securities Sold	19,362
Receivables for Accrued Income	2,028
Receivables for Capital Shares Issued	910
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,172
Total Assets	1,530,936
Liabilities
Payables for Investment Securities Purchased	56,719
Payables for Capital Shares Redeemed	6,165
Payables to Vanguard	145
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,887
Total Liabilities	66,916
Net Assets	1,464,020
At April 30, 2024, net assets consisted of:

Paid-in Capital	1,571,949
Total Distributable Earnings (Loss)	(107,929)
Net Assets	1,464,020

Net Assets
Applicable to 56,514,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,464,020
Net Asset Value Per Share	$25.91

See accompanying Notes, which are an integral part of the Financial Statements.
7

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	21,018
Total Income	21,018
Expenses
The Vanguard Group—Note B
Investment Advisory Services	102
Management and Administrative	1,308
Marketing and Distribution	24
Custodian Fees	10
Shareholders’ Reports	24
Trustees’ Fees and Expenses—Note B	17
Other Expenses	7
Total Expenses	1,492
Expenses Paid Indirectly	(6)
Net Expenses	1,486
Net Investment Income	19,532
Realized Net Gain (Loss)
Investment Securities Sold[1]	(11,210)
Swap Contracts	7,150
Realized Net Gain (Loss)	(4,060)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	32,610
Swap Contracts	(25,026)
Change in Unrealized Appreciation (Depreciation)	7,584
Net Increase (Decrease) in Net Assets Resulting from Operations	23,056
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,224,000, less than $1,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,532	54,980
Realized Net Gain (Loss)	(4,060)	(192,924)
Change in Unrealized Appreciation (Depreciation)	7,584	78,393
Net Increase (Decrease) in Net Assets Resulting from Operations	23,056	(59,551)
Distributions
Total Distributions	(36,432)	(244,178)
Capital Share Transactions
Issued	272,348	780,178
Issued in Lieu of Cash Distributions	25,590	186,091
Redeemed	(404,438)	(1,072,899)
Net Increase (Decrease) from Capital Share Transactions	(106,500)	(106,630)
Total Increase (Decrease)	(119,876)	(410,359)
Net Assets
Beginning of Period	1,583,896	1,994,255
End of Period	1,464,020	1,583,896

See accompanying Notes, which are an integral part of the Financial Statements.
9

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	June 25 2019[1]to October 31, 2019	Year Ended October 31,
			2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.02	$30.69	$36.85	$24.32	$24.83	$25.00
Investment Operations
Net Investment Income[2]	.339	.826	1.474	.890	.265	.143
Net Realized and Unrealized Gain (Loss) on Investments	.168	(1.612)	.751	11.774	(.620)	(.313)
Total from Investment Operations	.507	(.786)	2.225	12.664	(.355)	(.170)
Distributions
Dividends from Net Investment Income	(.617)	(3.884)	(8.385)	(.134)	(.155)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.617)	(3.884)	(8.385)	(.134)	(.155)	—
Net Asset Value, End of Period	$25.91	$26.02	$30.69	$36.85	$24.32	$24.83
Total Return[3]	2.04%	-3.03%	9.80%	52.30%	-1.45%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,464	$1,584	$1,994	$1,686	$373	$207
Ratio of Total Expenses to Average Net Assets	0.21%[4]	0.21%[4]	0.21%[4]	0.20%	0.20%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.72%	3.08%	4.47%	2.79%	1.15%	1.65%[5]
Portfolio Turnover Rate	19%	30%	47%	15%	38%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The Consolidated Financial Statements include Vanguard CSF Portfolio which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2024, the subsidiary comprises $293,336,000, or 20%, of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a fixed rate applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swaps in inflation-linked investments and high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the
11

Commodity Strategy Fund
subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2024, the fund’s average amounts of investments in total return swaps represented 101% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	513	(235)	278	—	9,026	—
Barclays Bank plc	—	(1,000)	(1,000)	—	1,211	—
Canadian Imperial Bank of Commerce	598	—	598	—	3,098	—
Goldman Sachs International	—	(820)	(820)	—	3,048	—
Macquarie Bank Ltd.	—	(768)	(768)	—	1,140	—
Royal Bank of Canada	—	(886)	(886)	—	1,488	—
Société Generale	61	(178)	(117)	—	2,261	—
Total	1,172	(3,887)	(2,715)	—	21,272	—
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is
12

Commodity Strategy Fund
generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
13

Commodity Strategy Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $41,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
14

Commodity Strategy Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,099,515	—	1,099,515
Temporary Cash Investments	111,833	296,021	—	407,854
Total	111,833	1,395,536	—	1,507,369
Derivative Financial Instruments
Assets
Swap Contracts	—	1,172	—	1,172
Liabilities
Swap Contracts	—	3,887	—	3,887
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,548,047
Gross Unrealized Appreciation	19
Gross Unrealized Depreciation	(40,697)
Net Unrealized Appreciation (Depreciation)	(40,678)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $56,303,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $206,903,000 of investment securities and sold $325,219,000 of investment securities, other than temporary cash investments.
15

Commodity Strategy Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	Shares (000)	Shares (000)
Issued	10,818	28,765
Issued in Lieu of Cash Distributions	1,028	6,887
Redeemed	(16,208)	(39,756)
Net Increase (Decrease) in Shares Outstanding	(4,362)	(4,104)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
17

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Commodity Strategy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5172 062024

Semiannual Report   |   April 30, 2024
Vanguard Global Environmental Opportunities Stock Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	15
Liquidity Risk Management	17
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Global Environmental Opportunities Stock Fund
Investor Shares	$1,000.00	$1,164.10	$3.98
Admiral™ Shares	1,000.00	1,165.30	3.18
Based on Hypothetical 5% Yearly Return
Global Environmental Opportunities Stock Fund
Investor Shares	$1,000.00	$1,021.18	$3.72
Admiral Shares	1,000.00	1,021.93	2.97
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.74% for Investor Shares and 0.59% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global Environmental Opportunities Stock Fund
Fund Allocation
As of April 30, 2024
United States	43.0%
China	19.7
Denmark	14.6
Spain	6.3
France	4.2
India	4.0
Germany	3.8
United Kingdom	2.3
Taiwan	1.4
Other	0.7
The table reflects the fund’s investments, except for short-term investments.
3

Global Environmental Opportunities Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.3%)
China (19.3%)
	Contemporary Amperex Technology Co. Ltd. Class A	148,669	4,151
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	989,242	3,027
	Xinyi Solar Holdings Ltd.	4,140,000	2,849
	Sungrow Power Supply Co. Ltd. Class A	168,889	2,394
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	622,828	1,877
			14,298
Denmark (14.4%)
*,1	Orsted A/S	73,940	4,064
	Novonesis (Novozymes) Class B	61,491	3,405
*	Vestas Wind Systems A/S	118,518	3,176
			10,645
France (4.1%)
	Schneider Electric SE	13,396	3,054
Germany (3.7%)
	Infineon Technologies AG	79,550	2,761
India (4.0%)
	Power Grid Corp. of India Ltd.	808,587	2,916
Italy (0.7%)
	Industrie De Nora SpA	36,427	490
Spain (6.2%)
	Iberdrola SA (XMAD)	373,728	4,583
Taiwan (1.4%)
	Voltronic Power Technology Corp.	22,000	1,041
United Kingdom (2.2%)
	Croda International plc	28,868	1,653
United States (42.3%)
	Waste Management Inc.	26,944	5,605
	NextEra Energy Inc.	68,705	4,601
*	ANSYS Inc.	12,129	3,940
	TE Connectivity Ltd.	23,979	3,393
	Rockwell Automation Inc.	11,369	3,081
*	Autodesk Inc.	12,948	2,756
*	Aptiv plc	36,603	2,599
	Carlisle Cos. Inc.	5,795	2,250
	Tetra Tech Inc.	8,290	1,614
	Trane Technologies plc	4,421	1,403
			31,242
Total Common Stocks (Cost $71,808)			72,683
4

Global Environmental Opportunities Stock Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[2]	Vanguard Market Liquidity Fund, 5.394% (Cost $812)	8,116	811
Total Investments (99.4%) (Cost $72,620)			73,494
Other Assets and Liabilities—Net (0.6%)			423
Net Assets (100%)			73,917
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $4,064,000, representing 5.5% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Environmental Opportunities Stock Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,808)	72,683
Affiliated Issuers (Cost $812)	811
Total Investments in Securities	73,494
Investment in Vanguard	2
Cash	384
Foreign Currency, at Value (Cost $106)	100
Receivables for Accrued Income	39
Receivables for Capital Shares Issued	114
Total Assets	74,133
Liabilities
Payables for Investment Securities Purchased	7
Payables to Investment Advisor	59
Payables for Capital Shares Redeemed	13
Payables to Vanguard	9
Deferred Foreign Capital Gains Taxes	128
Total Liabilities	216
Net Assets	73,917
At April 30, 2024, net assets consisted of:

Paid-in Capital	74,040
Total Distributable Earnings (Loss)	(123)
Net Assets	73,917

Investor Shares—Net Assets
Applicable to 1,090,592 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,901
Net Asset Value Per Share—Investor Shares	$20.08

Admiral Shares—Net Assets
Applicable to 2,070,244 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,016
Net Asset Value Per Share—Admiral Shares	$25.13

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Environmental Opportunities Stock Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends[1]	353
Non-Cash Dividends	72
Interest[2]	37
Total Income	462
Expenses
Investment Advisory Fees—Note B
Basic Fee	113
Performance Adjustment	(5)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	22
Management and Administrative—Admiral Shares	36
Custodian Fees	9
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	—
Professional Services	16
Total Expenses	204
Expenses Paid Indirectly	(1)
Net Expenses	203
Net Investment Income	259
Realized Net Gain (Loss)
Investment Securities Sold[2]	(382)
Foreign Currencies	(25)
Realized Net Gain (Loss)	(407)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	7,926
Foreign Currencies	(4)
Change in Unrealized Appreciation (Depreciation)	7,922
Net Increase (Decrease) in Net Assets Resulting from Operations	7,774
1	Dividends are net of foreign withholding taxes of $35,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37,000, ($1,000), less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $97,000.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Environmental Opportunities Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	November 2, 2022[1] to October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259	421
Realized Net Gain (Loss)	(407)	(261)
Change in Unrealized Appreciation (Depreciation)	7,922	(7,182)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,774	(7,022)
Distributions
Investor Shares	(296)	—
Admiral Shares	(508)	—
Total Distributions	(804)	—
Capital Share Transactions
Investor Shares	1,881	20,111
Admiral Shares	21,352	30,625
Net Increase (Decrease) from Capital Share Transactions	23,233	50,736
Total Increase (Decrease)	30,203	43,714
Net Assets
Beginning of Period	43,714	—
End of Period	73,917	43,714
1	Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Environmental Opportunities Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	November 2, 2022[1] to October 31, 2023
Net Asset Value, Beginning of Period	$17.52	$20.00
Investment Operations
Net Investment Income[2]	.069	.188
Net Realized and Unrealized Gain (Loss) on Investments	2.793	(2.668)
Total from Investment Operations	2.862	(2.480)
Distributions
Dividends from Net Investment Income	(.159)	—
Distributions from Realized Capital Gains	(.143)	—
Total Distributions	(.302)	—
Net Asset Value, End of Period	$20.08	$17.52
Total Return[3]	16.41%	-12.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$17
Ratio of Total Expenses to Average Net Assets	0.74%[4]	0.77%[4,5]
Ratio of Net Investment Income to Average Net Assets	0.71%	0.98%[5]
Portfolio Turnover Rate	13%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.74% and 0.75%, respectively.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Environmental Opportunities Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	November 2, 2022[1] to October 31, 2023
Net Asset Value, Beginning of Period	$21.93	$25.00
Investment Operations
Net Investment Income[2]	.105	.279
Net Realized and Unrealized Gain (Loss) on Investments	3.504	(3.349)
Total from Investment Operations	3.609	(3.070)
Distributions
Dividends from Net Investment Income	(.229)	—
Distributions from Realized Capital Gains	(.180)	—
Total Distributions	(.409)	—
Net Asset Value, End of Period	$25.13	$21.93
Total Return[3]	16.53%	-12.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52	$26
Ratio of Total Expenses to Average Net Assets	0.59%[4]	0.62%[4,5]
Ratio of Net Investment Income to Average Net Assets	0.86%	1.16%[5]
Portfolio Turnover Rate	13%	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was November 2, 2022, to November 15, 2022, during which time all assets were held in cash. Performance measurement began November 16, 2022, the first business day after the subscription period, at a net asset value of $25.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.59% and 0.60%, respectively.
5	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Environmental Opportunities Stock Fund
Notes to Financial Statements
Vanguard Global Environmental Opportunities Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facility and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and uncommitted credit facility provided by
11

Global Environmental Opportunities Stock Fund
Vanguard, which may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under the facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread, or based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2024, the fund did not utilize the credit facility or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Ninety One North America, Inc. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Index since January 31, 2023. For the six months ended April 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.35% of the fund’s average net assets, before a net decrease of $5,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
12

Global Environmental Opportunities Stock Fund
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	31,242	—	—	31,242
Common Stocks—Other	—	41,441	—	41,441
Temporary Cash Investments	811	—	—	811
Total	32,053	41,441	—	73,494
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	73,215
Gross Unrealized Appreciation	5,914
Gross Unrealized Depreciation	(5,635)
Net Unrealized Appreciation (Depreciation)	279
G.	During the period ended April 30, 2024, the fund purchased $30,056,000 of investment securities and sold $8,469,000 of investment securities, other than temporary cash investments.
13

Global Environmental Opportunities Stock Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended to April 30, 2024		November 2, 2022[1] to October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,757	297	26,143	1,298
Issued in Lieu of Cash Distributions	254	13	—	—
Redeemed	(4,130)	(217)	(6,032)	(300)
Net Increase (Decrease)—Investor Shares	1,881	93	20,111	998
Admiral Shares
Issued	25,257	1,035	37,053	1,468
Issued in Lieu of Cash Distributions	378	16	—	—
Redeemed	(4,283)	(177)	(6,428)	(272)
Net Increase (Decrease)—Admiral Shares	21,352	874	30,625	1,196
1	Commencement of subscription period for the fund.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Global Environmental Opportunities Stock Fund has renewed the fund’s investment advisory arrangement with Ninety One North America, Inc. (Ninety One). The board determined that renewing the investment advisory arrangement with Ninety One was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2022; it also took into account the organizational depth and stability of the advisor. The board considered that Ninety One, founded in 1991 in South Africa, employs a Global Environment strategy led by co-portfolio managers Deirdre Cooper and Graeme Baker, who average over 20 years of investment experience. The co-portfolio managers are supported by a diverse team of 10 equity analysts. The team has a deep understanding of environmental trends and regulatory complexities complemented by analytical strength. The idea-generation methods are data-driven and structured, and they lead to a differentiated investable universe from which the team constructs a concentrated climate portfolio. Ninety One has managed the fund since its inception.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2022, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group.
15

The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Ninety One in determining whether to approve the advisory fee, because Ninety One is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Ninety One. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Global Environmental Opportunities Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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QV0122 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.